Employee Benefits Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee benefits expenses
23.	Employee benefits expenses

(a)	Employee benefits expenses are made up as follow:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Wages and salaries	138,754	115,630	128,809
Social contributions	28,853	26,085	25,468
Workers ‘profit sharing, note 15	25,165	9,513	15,169
Legal bonuses	19,629	17,413	16,837
Vacations	18,040	16,301	15,461
Long-term compensation, note 15	9,763	5,759	6,523
Cessation payments	2,203	858	2,044
Training	1,422	476	860
Other	563	344	1,191
	244,392	192,379	212,362

(b)	Employee benefits expenses are allocated as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Cost of sales, note 20	113,634	89,805	101,185
Administrative expenses, note 21	96,891	76,291	84,359
Selling and distribution expenses, note 22	33,867	26,283	26,818
	244,392	192,379	212,362